Cover Page Document			6 Months Ended
	Oct. 06, 2020	Aug. 10, 2020	Jun. 30, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Oct. 06, 2020
Entity Registrant Name		NanoString Technologies, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-35980
Entity Tax Identification Number		20-0094687
Entity Address, Address Line One		530 Fairview Avenue North
Entity Address, City or Town		Seattle
Entity Address, State or Province		WA
Entity Address, Postal Zip Code		98109
City Area Code		206
Local Phone Number		378-6266
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.0001 par value per share
Trading Symbol		NSTG
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Amendment Flag			false
Entity Central Index Key			0001401708
Document Information [Line Items]
Document Period End Date	Oct. 06, 2020